CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Statement Of Income And Comprehensive Income [Abstract]
Net revenue (including revenue from related parties of nil, RMB 1,761, and RMB 1,761 for 2018, 2019 and 2020, respectively)	¥ 1,300,160	$ 199,258	¥ 2,230,176	¥ 2,881,940
Operating cost and expenses:
Origination and servicing	(239,199)	(36,659)	(425,565)	(401,679)
Sales and marketing	(375,063)	(57,481)	(606,049)	(726,582)
General and administrative	(154,963)	(23,749)	(230,248)	(150,465)
Research and development	(151,550)	(23,226)	(201,404)	(184,302)
Allowance for uncollectible receivables, contract assets, loans receivable and others	(77,278)	(11,843)	(232,241)	(265,978)
Provision for assets and liabilities from the investor assurance program | ¥				(467,728)
Total operating cost and expenses	(998,053)	(152,958)	(1,695,507)	(2,196,734)
Income from operations	302,107	46,300	534,669	685,206
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin	117,021	17,934
Impairment of short-term investment	(67,169)	(10,294)
Interest income	7,716	1,183	5,720	169
Other income, net	6,711	1,029	23,425	20,298
Income before taxes and income from investment in affiliates	366,386	56,152	563,814	705,673
Income tax expense	(108,811)	(16,676)	(37,007)	(93,915)
Income (loss) from investment in affiliates	(7,509)	(1,151)	378
Net income	250,066	38,325	527,185	611,758
Net loss attributable to noncontrolling interest shareholders	(2,817)	(432)	(562)
Net income attributable to Jiayin Group Inc.	¥ 252,883	$ 38,757	¥ 527,747	¥ 611,758
Net income per share:
- Basic | (per share)	¥ 1.17	$ 0.18	¥ 2.51	¥ 3.06
- Diluted | (per share)	¥ 1.17	$ 0.18	¥ 2.51	¥ 3.06
Weighted average shares used in calculating net income per share:
- Basic	216,100,000	216,100,000	210,409,863	200,000,000
- Diluted	216,100,000	216,100,000	210,409,863	200,000,000
Net income	¥ 250,066	$ 38,325	¥ 527,185	¥ 611,758
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(13,366)	(2,048)	471
Comprehensive income	236,700	36,277	527,656	611,758
Comprehensive loss attributable to noncontrolling interests	(2,897)	(444)	(560)
Total comprehensive income attributable to Jiayin Group Inc.	¥ 239,597	$ 36,721	¥ 528,216	¥ 611,758